Schedule of Future Minimum Rental Payments for Operating Leases (Details) (USD $)	Jan. 31, 2013
Operating Leases, Future Minimum Payments, Due in Two Years	$ 113,398
Operating Leases, Future Minimum Payments, Due in Three Years	$ 99,962